Vessel Charters - Minimum Estimated Charter Hire Payments (Details) $ in Millions	Jun. 30, 2018 USD ($)
Charters-in – operating leases
Remainder of 2018	$ 36.0
2019	64.1
2020	57.4
2021	54.4
2022	20.0
Charters-in – Leases
Remainder of 2018	132.0
2019	199.8
2020	192.5
2021	188.4
2022	153.2
Teekay LNG
Charters-in – capital leases
Remainder of 2018	87.8
2019	119.5
2020	118.8
2021	117.8
2022	117.0
Teekay Tankers
Charters-in – capital leases
Remainder of 2018	8.2
2019	16.2
2020	16.3
2021	16.2
2022	$ 16.2